VANECK CLO ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Par (000’s)	Value
COLLATERALIZED LOAN OBLIGATIONS: 98.7%
AIMCO CLO Series 2018-B 144A 5.89% (ICE LIBOR USD 3 Month+1.10%), 01/15/32	$1,250	$1,234,588
AMMC CLO 21 LTD 144A 6.06% (ICE LIBOR USD 3 Month+1.25%), 11/02/30	1,244	1,229,860
Ares LXI CLO Ltd. 144A 6.46% (ICE LIBOR USD 3 Month+1.65%), 10/20/34	2,500	2,417,348
Bain Capital Credit CLO 2021-4 Ltd. 144A 6.46% (ICE LIBOR USD 3 Month+1.65%), 10/20/34	1,750	1,668,433
Barings CLO Ltd. 2016-II 144A 5.88% (ICE LIBOR USD 3 Month+1.07%), 01/20/32	1,550	1,528,351
Barings Clo Ltd. 2022-II 144A 6.46% (Term SOFR USD 3 Month+1.80%), 07/15/35	1,250	1,244,103
Betony CLO 2 Ltd. 144A 5.88% (ICE LIBOR USD 3 Month+1.08%), 04/30/31	2,000	1,977,052
Canyon Capital CLO 2016-1 Ltd. 144A 5.86% (ICE LIBOR USD 3 Month+1.07%), 07/15/31	2,000	1,973,144
Cedar Funding VIII Clo Ltd. 144A 6.44% (ICE LIBOR USD 3 Month+1.65%), 10/17/34	1,750	1,692,117
CIFC Funding 2014-III Ltd. 144A 6.27% (ICE LIBOR USD 3 Month+1.45%), 10/22/31	1,250	1,222,231
Dryden 109 CLO Ltd. 144A 6.64% (Term SOFR USD 3 Month+2.00%), 04/20/35	1,250	1,219,846
Dryden 45 Senior Loan Fund 144A 6.19% (ICE LIBOR USD 3 Month+1.40%), 10/15/30	1,250	1,221,490
Dryden 80 CLO Ltd. 144A 6.41% (Term SOFR USD 3 Month+1.75%), 01/17/33	1,250	1,206,054
6.81% (Term SOFR USD 3 Month+2.15%), 01/17/33	1,250	1,174,479
Dryden 93 CLO Ltd. 144A 6.39% (ICE LIBOR USD 3 Month+1.60%), 01/15/34	1,750	1,690,241
Elmwood CLO 15 Ltd. 144A 5.99% (Term SOFR USD 3 Month+1.34%), 04/22/35	1,250	1,230,991
Generate CLO 2 Ltd. 144A 5.97% (ICE LIBOR USD 3 Month+1.15%), 01/22/31	1,875	1,856,604
	Par (000’s)	Value
COLLATERALIZED LOAN OBLIGATIONS: 98.7% (continued)
GoldenTree Loan Opportunities IX Ltd. 144A 6.10% (ICE LIBOR USD 3 Month+1.30%), 10/29/29	$1,250	$1,235,896
Gulf Stream Meridian 1 Ltd. 144A 6.16% (ICE LIBOR USD 3 Month+1.37%), 04/15/33	1,250	1,244,524
Gulf Stream Meridian 4 Ltd. 144A 5.99% (ICE LIBOR USD 3 Month+1.20%), 07/15/34	1,250	1,224,726
HPS Loan Management 11- 2017 Ltd. 144A 5.83% (ICE LIBOR USD 3 Month+1.02%), 05/06/30	1,989	1,974,372
KKR CLO 20 Ltd. 144A 5.92% (ICE LIBOR USD 3 Month+1.13%), 10/16/30	1,100	1,091,499
LCM 29 Ltd. 144A 5.86% (ICE LIBOR USD 3 Month+1.07%), 04/15/31	2,000	1,960,522
LCM XIV LP 144A 5.85% (ICE LIBOR USD 3 Month+1.04%), 07/20/31	2,675	2,633,213
LCM XV LP 144A 5.81% (ICE LIBOR USD 3 Month+1.00%), 07/20/30	1,840	1,820,329
Myers Park CLO Ltd. 144A 6.21% (ICE LIBOR USD 3 Month+1.40%), 10/20/30	1,250	1,223,400
OCP CLO 2020-19 Ltd. 144A 6.51% (ICE LIBOR USD 3 Month+1.70%), 10/20/34	1,750	1,691,627
OCP CLO 2021-22 Ltd. 144A 5.99% (ICE LIBOR USD 3 Month+1.18%), 12/02/34	1,250	1,217,570
OZLM IX Ltd. 144A 6.36% (ICE LIBOR USD 3 Month+1.55%), 10/20/31	2,000	1,927,110
OZLM XXI Ltd. 144A 5.96% (ICE LIBOR USD 3 Month+1.15%), 01/20/31	3,000	2,965,661
OZLM XXII Ltd. 144A 5.86% (ICE LIBOR USD 3 Month+1.07%), 01/17/31	1,144	1,127,741
Signal Peak CLO 10 Ltd. 144A 6.87% (ICE LIBOR USD 3 Month+2.05%), 07/21/34	1,250	1,194,600
Sound Point Clo XIV Ltd. 144A 5.81% (ICE LIBOR USD 3 Month+0.99%), 01/23/29	2,509	2,502,412
Southwick Park CLO LLC 144A 5.87% (ICE LIBOR USD 3 Month+1.06%), 07/20/32	2,000	1,966,696
TCW CLO 2018-1 Ltd. 144A

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VANECK CLO ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
COLLATERALIZED LOAN OBLIGATIONS: 98.7% (continued)
5.79% (ICE LIBOR USD 3 Month+0.97%), 04/25/31	$2,000	$1,977,306
THL Credit Wind River 2014- 2 CLO Ltd. 144A 5.93% (ICE LIBOR USD 3 Month+1.14%), 01/15/31	2,000	1,973,924
	Par (000’s)	Value
COLLATERALIZED LOAN OBLIGATIONS: 98.7% (continued)
Wind River 2014-1 CLO Ltd. 144A 5.84% (ICE LIBOR USD 3 Month+1.05%), 07/18/31	$1,992	$1,954,668
		60,694,728
Total Collateralized Loan Obligations (Cost: $60,428,657)		60,694,728
Total Investments: 98.7% (Cost: $60,428,657)		60,694,728
Other assets less liabilities: 1.3%		820,831
NET ASSETS: 100.0%		$61,515,559

Definitions:

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $60,694,728, or 98.7% of net assets.

Summary of Investments by Sector	% of Investments	Value
Financials	100.0%	$60,694,728
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